Jul-01-03 04:00pm From- T-294 P.003/003 F-506

Securities Operations

03055687

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

1-7094

NYSE

RECD S.E.C.
JUL 1 - 2003
081

July 1, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 03 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, EASTGROUP PROPERTIES, INC., 7.95% Series D Cumulative Redeemable Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 1, 2003. Tentative listing date – July 7, 2003.

Sincerely,

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